Loans Receivable, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Financing receivable, Nonaccrual, Net	¥ 1,700	¥ 1,900
Financing receivable, Credit loss, Expense reversal	234,599	194,272	¥ 97,658
Non accrual Loan Those Over Ninety Calendar Days Past Due Excluding Loans That Were Over Hundred And Eighty Days Past Due And Therefore Charged Off [Member]
Financing Receivable, Past Due [Line Items]
Financing receivable, Nonaccrual	69,000	¥ 54,000
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans receivable interest income	¥ 0
Minimum [Member]
Financing Receivable, Past Due [Line Items]
Financing receivable, Threshold period past due, Writeoff	180 days